Subordinated loans (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Schedule of Subordinated Loans by Group Companies

Subordinated loans by group companies
	2017	2016
ING Groep N.V.	8,253	7,203
ING Group companies	7,715	10,020

	15,968	17,223

Schedule of Changes in Subordinated Loans

Changes in subordinated loans
	2017	2016
Opening balance	17,223	16,411
New issuances	2,331	2,070
Repayments	–2,343	–1,252
Exchange rate differences and other	–1,243	–6

Closing balance	15,968	17,223